CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Short-term bank deposits (i)	R$ 10,780.5	R$ 16,977.6
Current bank accounts	7,824.3	11,395.4
Cash	33.4	222.7
Net cash and cash equivalents	R$ 18,638.2	R$ 28,595.7